Provisions for discounts, rebates and sales returns (Tables)	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movement in provisions for discounts, rebates and sales returns
The table below shows movements in these items:

(€ million)		Government and State programs(a)	Managed care and GPO programs(b)	Chargeback incentives	Rebates and discounts	Sales returns	Other deductions	Total
Balance at January 1, 2018		2,086	663	377	1,067	547	6	4,746
Changes in scope of consolidation		37	2	—	(123)	—	2	(82)
Provision related to current period sales		4,624	2,038	3,620	5,942	465	56	16,745
Net change in provision related to prior period sales		(2)	(4)	(1)	(11)	(35)	3	(50)
Payments made		(4,673)	(2,055)	(3,714)	(5,732)	(448)	(54)	(16,676)
Currency translation differences		76	30	12	(3)	17	—	132
Balance at December 31, 2018	(c)	2,148	674	294	1,140	546	13	4,815
Provision related to current period sales		5,542	2,563	4,649	5,888	554	96	19,292
Net change in provision related to prior period sales		(27)	—	(1)	(6)	(27)	14	(47)
Payments made		(5,529)	(2,528)	(4,637)	(5,719)	(465)	(72)	(18,950)
Currency translation differences		44	17	7	27	13	—	108
Balance at December 31, 2019	(c)	2,178	726	312	1,330	621	51	5,218
Provision related to current period sales		5,970	2,752	4,633	6,221	628	110	20,314
Net change in provision related to prior period sales		(54)	—	—	(113)	(34)	—	(201)
Payments made		(5,552)	(2,556)	(4,604)	(5,838)	(512)	(112)	(19,174)
Currency translation differences		(35)	(14)	(8)	(43)	(15)	(3)	(118)
Balance at December 31, 2020	(c)	2,507	908	333	1,557	688	46	6,039
(a) Primarily US government programs: Medicaid (€1,015 million in 2020, €1,017 million in 2019, €1,033 million in 2018) and Medicare (€726 million in 2020, €810 million in 2019 and €829 million in 2018).
(b) Mainly rebates and other price reductions granted to healthcare authorities in the United States (including Managed Care: €692 million in 2020, €649 million in 2019 and €604 million in 2018).
(c) Provisions related to US net sales amounted to €3,982 million as of December 31, 2020, €3,585 million as of December 31, 2019 and €3,509 million as of December 31, 2018.